RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for outstanding private placement warrants issued in connection with its initial public offering in February 2020 as components of equity rather than as derivative liabilities. In light of the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) issued by the staff of the SEC issued on dated April 12, 2021 (the “SEC Staff Statement”), the Company’s management further evaluated the warrants under Accounting Standards Codification 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”), which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.

Based on management’s evaluation, the Audit Committee, in consultation with management, concluded that the Company’s private placement warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40. As a result, the Company is reclassifying the warrants as derivative liabilities measured at their estimated fair values at the end of each reporting period and recognizing changes in the estimated fair value of the derivative instruments from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities has no impact on the Company’s current or previously reported cash position, operating expenses or total operating, investing or financing cash flows.

The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet as of February 6, 2020
Warrant liabilities	$—	$380,175	$380,175
Total Liabilities	—	380,175	380,175
Common stock subject to redemption	205,894,700	(380,175)	205,514,525
Common stock	725	4	729
Additional paid-in capital	5,000,276	(4)	5,000,272
Number of common shares subject to redemption	20,589,470	(38,017)	20,551,453
Consolidated Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$2,419,470	$2,419,470
Total Liabilities	1,680,631	2,419,470	4,100,101
Common stock subject to redemption	236,461,872	(2,419,470)	234,042,402
Common stock	755	24	779
Additional paid-in capital	5,933,074	1,996,116	7,929,190
Accumulated deficit	(933,821)	(1,996,140)	(2,929,961)
Number of common shares subject to redemption	23,507,001	(240,524)	23,266,477
Consolidated Statements of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	$—	$(1,996,140)	$(1,996,140)
Other income (expense)	1,789,959	(1,996,140)	(206,181)
Loss before income taxes	(733,056)	(1,996,140)	(2,729,196)
Net loss	(932,821)	(1,996,140)	(2,928,961)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	23,705,712	(86,304)	23,619,408
Basic and diluted weighted average shares outstanding, Common stock	7,214,461	77,792	7,292,253
Basic and diluted net loss per share, Common stock	(0.32)	(0.27)	(0.59)
Consolidated Statements of Cash Flows for year ended December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(932,821)	$(1,996,140)	$(2,928,961)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	1,996,140	1,996,140
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities	—	423,330	423,330
Initial classification of common stock subject to possible redemption	237,394,700	(423,330)	236,971,370
Change in value of common stock subject to possible redemption	(932,828)	(1,996,140)	(2,928,968)
Condensed Balance Sheets as of September 30, 2020 (unaudited)
Warrant liabilities	$—	$537,660	$537,660
Total Liabilities	202,600	537,660	740,260
Common stock subject to redemption	238,306,654	(537,660)	237,768,994
Common stock	736	6	742
Additional paid-in capital	4,088,311	114,324	4,202,635
Retained earnings	910,963	(114,330)	796,633
Number of common shares subject to redemption	23,691,356	(53,452)	23,637,904
Condensed Statements of Operations for the nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	$(114,330)	$(114,330)
Other income, net	1,782,663	(114,330)	1,668,333
Income before income taxes	1,154,383	(114,330)	1,040,053
Net income	911,963	(114,330)	797,633
Weighted average shares outstanding, basic and diluted	7,164,018	84,676	7,248,694
Basic and diluted net loss per common share	(0.07)	(0.01)	(0.08)
Condensed Statements of Operations for three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	$(49,440)	$(49,440)
Other income, net	40,515	(49,440)	(8,925)
Loss before income taxes	(136,686)	(49,440)	(186,126)
Net loss	(107,982)	(49,440)	(157,422)
Weighted average shares outstanding, basic and diluted	7,537,344	(131,428)	7,405,916
Condensed Statements of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Cash Flows from Operating Activities:
Net income	$911,963	$(114,330)	$797,633
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	114,330	114,330
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities	—	423,330	423,330
Initial classification of common stock subject to possible redemption	237,394,700	(423,330)	236,971,370
Change in value of common stock subject to possible redemption	911,954	(114,330)	797,624
Condensed Balance Sheets as of June 30, 2020 (unaudited)
Warrant liabilities	$—	$488,220	$488,220
Total Liabilities	479,807	488,220	968,027
Common stock subject to redemption	238,414,641	(488,220)	237,926,421
Common stock	736	5	741
Additional paid-in capital	3,980,324	64,885	4,045,209
Retained earnings	1,018,945	(64,890)	954,055
Number of common shares subject to redemption	23,698,156	(48,529)	23,649,627
Condensed Statements of Operations for the six months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	$(64,890)	$(64,890)
Other income	1,742,148	(64,890)	1,677,258
Income before provision for income taxes	1,291,069	(64,890)	1,226,179
Net income	1,019,945	(64,890)	955,055
Weighted average shares outstanding, basic and diluted	7,065,753	103,077	7,168,830
Basic and diluted net loss per common share	(0.05)	(0.01)	(0.06)
Condensed Statements of Operations for the three months ended June 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	$(71,070)	$(71,070)
Other income	52,277	(71,070)	(18,793)
Loss before provision for income taxes	(260,048)	(71,070)	(331,118)
Net loss	(205,437)	(71,070)	(276,507)
Weighted average shares outstanding, basic and diluted	7,347,667	41,538	7,389,205
Basic and diluted net loss per common share	(0.04)	(0.01)	(0.05)
Condensed Statements of Cash Flows for the six months ended June 30, 2020 (unaudited)
Cash Flows from Operating Activities:
Net income	$1,019,945	$(64,890)	$955,055
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	64,890	64,890
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities	—	423,330	423,330
Initial classification of common stock subject to possible redemption	237,394,700	(423,330)	236,971,370
Change in value of common stock subject to possible redemption	(1,019,941)	1,974,992	955,051
Condensed Balance Sheets as of March 31, 2020 (unaudited)
Warrant liabilities	$—	$417,150	$417,150
Total Liabilities	391,453	417,150	808,603
Common stock subject to redemption	238,620,078	(417,150)	238,202,928
Common stock	735	4	739
Additional paid-in capital	3,774,888	(6,184)	3,768,704
Retained earnings	1,224,382	6,180	1,230,562
Number of common shares subject to redemption	23,707,833	(41,445)	23,666,388
Condensed Statements of Operations for the three months ended March 31, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	$6,180	$6,180
Other income	1,689,871	6,180	1,696,051
Income before provision for income taxes	1,551,117	6,180	1,557,297
Net income	1,225,382	6,180	1,231,562
Weighted average shares outstanding, basic and diluted	6,780,707	165,550	6,946,257
Condensed Statements of Cash Flows for the three months ended March 31, 2020 (unaudited)
Cash Flows from Operating Activities:
Net income	$1,225,382	$6,180	$1,231,562
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	(6,180)	(6,180)
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities	—	423,330	423,330
Initial classification of common stock subject to possible redemption	237,394,700	(423,330)	236,971,370
Change in value of common stock subject to possible redemption	(1,225,378)	2,456,936	1,231,558